Auditor's remuneration - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
KPMG
Disclosure of products and services [line items]
Other services	£ 5	£ 2	£ 1
Audit fee relating to previous year
Disclosure of products and services [line items]
Other services	£ 2	£ 1	£ 2